Schedule of Investments (unaudited) April 30, 2019	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Alaska Air Group Inc.	104	$6,437
JetBlue Airways Corp.(a)	276	5,120

		11,557

Apparel — 8.1%
Capri Holdings Ltd.(a)	333	14,679
Carter’s Inc.	140	14,827
Columbia Sportswear Co.	72	7,198
Crocs Inc.(a)	136	3,787
Deckers Outdoor Corp.(a)	84	13,290
Hanesbrands Inc.	736	13,299
NIKE Inc., Class B	2,607	228,973
Oxford Industries Inc.	48	3,987
PVH Corp.	204	26,314
Ralph Lauren Corp.	140	18,421
Skechers U.S.A. Inc., Class A(a)	336	10,638
Steven Madden Ltd.	222	8,070
Tapestry Inc.	740	23,880
Under Armour Inc., Class A(a)	404	9,328
Under Armour Inc., Class C, NVS(a)	412	8,537
VF Corp.	639	60,328
Wolverine World Wide Inc.	124	4,564

		470,120

Building Materials — 0.1%
American Woodmark Corp.(a)	16	1,439
Masco Corp.	104	4,062

		5,501

Chemicals — 0.1%
Valvoline Inc.	168	3,108

Commercial Services — 1.3%
Aaron’s Inc.	144	8,019
Avis Budget Group Inc.(a)	68	2,417
Bright Horizons Family Solutions Inc.(a)	20	2,563
Brink’s Co. (The)	36	2,878
Cintas Corp.	72	15,634
Euronet Worldwide Inc.(a)	40	5,996
Grand Canyon Education Inc.(a)	36	4,172
H&R Block Inc.	224	6,095
ManpowerGroup Inc.	60	5,762
Medifast Inc.	12	1,760
Monro Inc.	68	5,701
Rollins Inc.	120	4,640
ServiceMaster Global Holdings Inc.(a)	136	6,668
Sotheby’s(a)	36	1,519
Weight Watchers International Inc.(a)	36	735

		74,559

Computers — 4.8%
Apple Inc.	1,389	278,731

Cosmetics & Personal Care — 5.5%
Estee Lauder Companies Inc. (The), Class A	382	65,632
Procter & Gamble Co. (The)	2,369	252,251

		317,883

Distribution & Wholesale — 1.3%
Core-Mark Holding Co. Inc.	58	2,108
Fastenal Co.	380	26,809
Fossil Group Inc.(a)	100	1,307
G-III Apparel Group Ltd.(a)	116	5,005

Security	Shares	Value

Distribution & Wholesale (continued)
HD Supply Holdings Inc.(a)	124	$5,666
KAR Auction Services Inc.	96	5,422
LKQ Corp.(a)	204	6,140
Pool Corp.	44	8,085
SiteOne Landscape Supply Inc.(a)	36	2,423
WW Grainger Inc.	48	13,536

		76,501

Diversified Financial Services — 0.1%
Alliance Data Systems Corp.	36	5,764
LendingTree Inc.(a)(b)	4	1,539

		7,303

Engineering & Construction — 0.0%
frontdoor Inc.(a)	68	2,396

Entertainment — 0.9%
Cinemark Holdings Inc.	128	5,382
Eldorado Resorts Inc.(a)	80	3,949
Live Nation Entertainment Inc.(a)	180	11,761
Madison Square Garden Co. (The), Class A(a)	20	6,249
Marriott Vacations Worldwide Corp.	47	4,965
Penn National Gaming Inc.(a)	25	542
Red Rock Resorts Inc., Class A	116	3,130
Scientific Games Corp./DE, Class A(a)	44	1,018
Six Flags Entertainment Corp.	68	3,610
Vail Resorts Inc.	52	11,900

		52,506

Food — 1.6%
Flowers Foods Inc.	180	3,913
Kroger Co. (The)	1,873	48,286
Performance Food Group Co.(a)	128	5,242
Sprouts Farmers Market Inc.(a)	252	5,398
Sysco Corp.	330	23,222
U.S. Foods Holding Corp.(a)	216	7,895
United Natural Foods Inc.(a)	68	878

		94,834

Food Service — 0.2%
Aramark	320	9,946

Hand & Machine Tools — 0.0%
Snap-on Inc.	16	2,692

Home Builders — 0.2%
PulteGroup Inc.	172	5,411
Taylor Morrison Home Corp., Class A(a)	80	1,549
Toll Brothers Inc.	104	3,962

		10,922

Home Furnishings — 0.1%
Sleep Number Corp.(a)	68	2,367
Tempur Sealy International Inc.(a)	68	4,175

		6,542

Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)	21	3,024
Kimberly-Clark Corp.	79	10,142
Spectrum Brands Holdings Inc.	16	985

		14,151

Housewares — 0.2%
Newell Brands Inc.	432	6,212
Scotts Miracle-Gro Co. (The)	32	2,721

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Housewares (continued)
Tupperware Brands Corp.	44	$1,047

		9,980

Internet — 12.7%
Amazon.com Inc.(a)	293	564,470
Booking Holdings Inc.(a)	48	89,039
Cars.com Inc.(a)	60	1,249
eBay Inc.	493	19,104
Etsy Inc.(a)	116	7,835
Expedia Group Inc.	52	6,752
Groupon Inc.(a)	484	1,704
GrubHub Inc.(a)	88	5,877
Liberty Expedia Holdings Inc., Class A(a)	64	2,971
MercadoLibre Inc.(a)	40	19,365
Shutterfly Inc.(a)	28	1,227
Stamps.com Inc.(a)	12	1,030
Stitch Fix Inc., Class A(a)	54	1,439
TripAdvisor Inc.(a)	100	5,323
Wayfair Inc., Class A(a)(b)	72	11,675

		739,060

Leisure Time — 1.4%
Carnival Corp.	556	30,502
Norwegian Cruise Line Holdings Ltd.(a)	209	11,785
Planet Fitness Inc., Class A(a)	208	15,746
Polaris Industries Inc.	28	2,699
Royal Caribbean Cruises Ltd.	157	18,988

		79,720

Lodging — 3.0%
Caesars Entertainment Corp.(a)	156	1,460
Choice Hotels International Inc.	64	5,315
Extended Stay America Inc.	172	3,081
Hilton Grand Vacations Inc.(a)	84	2,691
Hilton Worldwide Holdings Inc.	406	35,318
Hyatt Hotels Corp., Class A	64	4,911
Las Vegas Sands Corp.	496	33,257
Marriott International Inc./MD, Class A	375	51,157
MGM Resorts International	572	15,232
Wyndham Destinations Inc.	164	7,144
Wynn Resorts Ltd.	100	14,445

		174,011

Machinery — 0.4%
Deere & Co.	112	18,551
Welbilt Inc.(a)	100	1,683

		20,234

Office Furnishings — 0.0%
Herman Miller Inc.	48	1,863

Oil & Gas — 0.1%
Murphy USA Inc.(a)	48	4,103

Pharmaceuticals — 0.4%
CVS Health Corp.	292	15,879
Herbalife Nutrition Ltd.(a)	94	4,968

		20,847

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	28	1,213
Realogy Holdings Corp.	100	1,302

		2,515

Real Estate Investment Trusts — 0.5%
Apple Hospitality REIT Inc.	168	2,764

Security	Shares	Value

Real Estate Investment Trusts (continued)
CorePoint Lodging Inc.	78	$975
Host Hotels & Resorts Inc.	532	10,236
Macerich Co. (The)	104	4,174
Park Hotels & Resorts Inc.	120	3,850
Ruth’s Hospitality Group Inc.	72	1,870
Ryman Hospitality Properties Inc.	32	2,547
Tailored Brands Inc.	140	1,141
Taubman Centers Inc.	72	3,550

		31,107

Retail — 55.1%
Abercrombie & Fitch Co., Class A	184	5,500
Advance Auto Parts Inc.	168	27,942
American Eagle Outfitters Inc.	468	11,129
Ascena Retail Group Inc.(a)	514	612
At Home Group Inc.(a)	117	2,748
AutoNation Inc.(a)(b)	84	3,522
AutoZone Inc.(a)	54	55,529
Beacon Roofing Supply Inc.(a)	48	1,808
Bed Bath & Beyond Inc.	380	6,350
Best Buy Co. Inc.	500	37,205
Big Lots Inc.	124	4,608
BJ’s Restaurants Inc.	36	1,797
BJ’s Wholesale Club Holdings Inc.(a)	86	2,438
Bloomin’ Brands Inc.	192	3,838
Boot Barn Holdings Inc.(a)	85	2,447
Brinker International Inc.	116	4,961
Buckle Inc. (The)	76	1,404
Burlington Stores Inc.(a)	196	33,106
Caleres Inc.	100	2,623
CarMax Inc.(a)	272	21,178
Carvana Co.(a)(b)	46	3,292
Casey’s General Stores Inc.	84	11,117
Cheesecake Factory Inc. (The)	84	4,168
Chico’s FAS Inc.	384	1,344
Children’s Place Inc. (The)	56	6,318
Chipotle Mexican Grill Inc.(a)	44	30,274
Costco Wholesale Corp.	1,044	256,333
Cracker Barrel Old Country Store Inc.	56	9,449
Darden Restaurants Inc.	268	31,517
Dave & Buster’s Entertainment Inc.	108	6,139
Denny’s Corp.(a)	144	2,681
Designer Brands Inc.(a)	192	4,272
Dick’s Sporting Goods Inc.	208	7,696
Dillard’s Inc., Class A	36	2,464
Dine Brands Global Inc.	44	3,901
Dollar General Corp.	689	86,876
Dollar Tree Inc.(a)	639	71,108
Domino’s Pizza Inc.	104	28,140
Dunkin’ Brands Group Inc.	100	7,463
Express Inc.(a)	240	883
FirstCash Inc.	76	7,424
Five Below Inc.(a)	156	22,837
Floor & Decor Holdings Inc., Class A(a)	72	3,457
Foot Locker Inc.	256	14,646
GameStop Corp., Class A	212	1,834
Gap Inc. (The)	836	21,803
Genesco Inc.(a)	56	2,509
Genuine Parts Co.	124	12,715
Guess? Inc.	140	2,852
Home Depot Inc. (The)	2,316	471,769

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
Jack in the Box Inc.	64	$4,934
JC Penney Co. Inc.(a)(b)	548	751
Kohl’s Corp.	488	34,697
L Brands Inc.	702	17,999
La-Z-Boy Inc.	72	2,362
Lithia Motors Inc., Class A	28	3,179
Lowe’s Companies Inc.	1,495	169,144
Lululemon Athletica Inc.(a)(b)	299	52,729
Macy’s Inc.	807	18,997
McDonald’s Corp.	1,179	232,935
MSC Industrial Direct Co. Inc., Class A	40	3,346
National Vision Holdings Inc.(a)	100	2,700
Nordstrom Inc.	313	12,839
Office Depot Inc.	956	2,294
Ollie’s Bargain Outlet Holdings Inc.(a)	124	11,859
O’Reilly Automotive Inc.(a)	187	70,793
Papa John’s International Inc.	60	3,070
PriceSmart Inc.	56	3,349
RH(a)	56	5,976
Rite Aid Corp.(a)(b)	90	824
Ross Stores Inc.	1,045	102,055
Sally Beauty Holdings Inc.(a)(b)	324	5,735
Signet Jewelers Ltd.	143	3,315
Starbucks Corp.	1,594	123,822
Target Corp.	1,376	106,530
Texas Roadhouse Inc.	144	7,777
Tiffany & Co.	256	27,602
TJX Companies Inc. (The)	3,161	173,476
Tractor Supply Co.	332	34,362
Ulta Salon Cosmetics & Fragrance Inc.(a)	160	55,837
Urban Outfitters Inc.(a)	200	5,946
Walgreens Boots Alliance Inc.	1,167	62,516
Walmart Inc.	3,339	343,383
Wendy’s Co. (The)	340	6,327
Williams-Sonoma Inc.	228	13,035
Wingstop Inc.	48	3,613
Yum China Holdings Inc.	664	31,566

Security	Shares	Value

Retail (continued)
Yum! Brands Inc.	657	$68,584

		3,198,284

Software — 0.1%
CDK Global Inc.	84	5,067

Textiles — 0.0%
UniFirst Corp./MA	16	2,530

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	96	9,779

Transportation — 0.5%
FedEx Corp.	168	31,829

Total Common Stocks — 99.3% (Cost: $4,929,800)		5,770,181

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	78,780	78,811
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	35,581	35,581

		114,392

Total Short-Term Investments — 2.0% (Cost: $114,388)		114,392

Total Investments in Securities — 101.3% (Cost: $5,044,188)		5,884,573

Other Assets, Less Liabilities — (1.3)%		(75,843)

Net Assets — 100.0%		$5,808,730

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,994	48,786	78,780	$78,811	$218	(a)	$16	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	28,996	6,585	35,581	35,581	516		—	—

				$114,392	$734		$16	$1

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Discretionary Spending ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,770,181	$—	$—	$5,770,181
Money Market Funds	114,392	—	—	114,392

	$5,884,573	$—	$—	$5,884,573

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4